Commitments	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments
20.	COMMITMENTS

The Company has operating lease agreements principally for its office properties in the PRC. The leases have remaining terms ranging from 12 to 24 months except for one land lease which is due in 2022. The leases are renewable subject to negotiation. Rental expense was RMB3,243, RMB3,570 and RMB4,268 (US$705), for the years ended December 31, 2011, 2012 and 2013, respectively.

Future minimum lease payments under these non-cancellable operating lease agreements at December 31, 2013 are as follows:

Years ending December 31,	RMB	US$
2014	2,499	413
2015	549	91
2016	535	88
2017	535	88
2018	542	90
thereafter	2,141	354

Total	6,801	1,124

The Company has entered into franchise agreements to undertake marketing, distribution and service activities. Under these agreements, the Company is obligated to provide advertising, training and telephone support associated with its software licenses and products. Other than as disclosed herein, the Company did not have any significant outstanding obligations or commitments at December 31, 2013.